Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Income Taxes [Line Items]
Income tax expenses	¥ 25	$ 3	¥ 48
Hong Kong [Member]
Income Taxes [Line Items]
Tax rate	16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Tax rate	25.00%	25.00%